SCHEDULE OF ACQUISITION OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenue	$ 53,255,361	$ 55,500,917
Dynamic Indonesia Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Revenue	14,211,091	10,110,839
Loss after tax	$ (836,874)	$ (498,424)